Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2026 USD ($)	Sep. 30, 2026 EUR (€)	Aug. 12, 2026 USD ($)	Aug. 12, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Principal Outstanding		$ 2,592,367				$ 2,639,448
Term Loan Facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Original Principal / Facility amount	[1]	$ 162,718
Interest rate	[1],[2],[3]	USD SOFR (4) + 0.11%(5) + 2.75% (0.5% floor)
Effective Interest Rate	[1],[4]	12.00%
Facility maturity date	[1]	--06-28
Principal Outstanding	[1]	$ 160,170
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Original Principal / Facility amount | €	[1]		€ 107,860
Interest rate	[1]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[1],[4]	10.40%
Facility maturity date	[1]	--06-28
Principal Outstanding	[1]	$ 122,221	107,860
Extended term loan facility USD [Member]
Debt Instrument [Line Items]
Original Principal / Facility amount				$ 650,871
Extended term loan facility USD [Member] | USD | Facility maturity date June 30
Debt Instrument [Line Items]
Original Principal / Facility amount	[1]	$ 650,871
Interest rate	[1],[3]	USD SOFR (4) + 5% (0.5% floor)
Effective Interest Rate	[1],[4]	12.00%
Facility maturity date	[1]	--06-30
Principal Outstanding	[1]	$ 650,871
Extended term loan facility EUR [Member]
Debt Instrument [Line Items]
Original Principal / Facility amount | €					€ 478,421
Extended term loan facility EUR [Member] | EUR | Facility maturity date June 30
Debt Instrument [Line Items]
Original Principal / Facility amount | €	[1]		478,421
Interest rate	[1]	EURIBOR + 5.00% (0% floor)
Effective Interest Rate	[1],[4]	10.40%
Facility maturity date	[1]	--06-30
Principal Outstanding	[1]	$ 542,121	478,421
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Original Principal / Facility amount | €			435,000
Interest rate		3.00%
Effective Interest Rate	[4]	3.20%
Facility maturity date		--06-29
Principal Outstanding		$ 477,464	421,362
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Original Principal / Facility amount		$ 400,000
Interest rate		4.00%
Effective Interest Rate	[4]	4.20%
Facility maturity date		--06-29
Principal Outstanding		$ 337,206
Extended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Original Principal / Facility amount		372,500
Extended Revolving Credit Facility [Member] | USD
Debt Instrument [Line Items]
Original Principal / Facility amount	[5]	$ 372,500
Extended Revolving Credit Facility [Member] | USD | Facility maturity date August 31
Debt Instrument [Line Items]
Interest rate	[3]	USD SOFR (4) + 2.50% (0% floor)
Effective Interest Rate	[4]	6.40%
Facility maturity date		--08-31
Principal Outstanding		$ 144,000
Extended Revolving Credit Facility [Member] | EUR | Facility maturity date August 31
Debt Instrument [Line Items]
Interest rate		EURIBOR + 2.50% (0% floor)
Effective Interest Rate	[4]	5.00%
Facility maturity date		--08-31
Principal Outstanding		$ 113,314	€ 100,000
Line of Credit [Member] | USD | Facility maturity date July 27
Debt Instrument [Line Items]
Original Principal / Facility amount		$ 75,000
Interest rate	[3]	Term SOFR (4) + 2.70% (0% floor)
Effective Interest Rate	[4]	6.70%
Facility maturity date		--07-27
Principal Outstanding		$ 45,000

[1]	The Effective Interest Rates for the USD- and EUR-denominated facilities are calculated collectively for the Term Loan Facility and Extended Term Loan Facility within each respective currency.
[2]	Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
[3]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.
[4]	The effective interest rate is as of September 30, 2026.
[5]	Represents a single $372,500 multi-currency revolving credit facility under which borrowings may be denominated in U.S. Dollars or Euros.